PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
Property and equipment
Beginning balance	Rp 163,205		Rp 159,123
Ending balance	171,491	$ 11,015	163,205
Gross or Cost
Property and equipment
Beginning balance	338,688		318,912
Additions	34,146		30,321
Deductions	11,094		5,623
Reclassifications/Translations	(440)		(4,922)
Ending balance	361,300		338,688
Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(175,483)		(159,789)
Additions	25,576		24,340
Deductions	(10,906)		(5,276)
Reclassifications/Translations	(344)		(3,370)
Ending balance	(189,809)		(175,483)
Buildings | Gross or Cost
Property and equipment
Beginning balance	17,296		16,137
Additions	778		197
Deductions	1		5
Reclassifications/Translations	874		967
Ending balance	18,947		17,296
Buildings | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(5,537)		(4,872)
Additions	632		652
Deductions	(1)		(2)
Reclassifications/Translations	60		15
Ending balance	(6,228)		(5,537)
Leasehold improvements | Gross or Cost
Property and equipment
Beginning balance	1,477		1,410
Additions	80		45
Deductions	86		35
Reclassifications/Translations	100		57
Ending balance	1,571		1,477
Leasehold improvements | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(1,163)		(1,061)
Additions	130		132
Deductions	(86)		(30)
Ending balance	(1,207)		(1,163)
Switching equipment | Gross or Cost
Property and equipment
Beginning balance	18,324		17,506
Additions	1,066		1,112
Deductions	130		1,223
Reclassifications/Translations	823		929
Ending balance	20,083		18,324
Switching equipment | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(12,225)		(11,621)
Additions	1,985		1,871
Deductions	(127)		(1,223)
Reclassifications/Translations	17		(44)
Ending balance	(14,100)		(12,225)
Telegraph, telex and data communication equipment | Gross or Cost
Property and equipment
Beginning balance	1,583		2,012
Reclassifications/Translations			(429)
Ending balance	1,583		1,583
Telegraph, telex and data communication equipment | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(1,582)		(1,582)
Ending balance	(1,582)		(1,582)
Transmission installation and equipment | Gross or Cost
Property and equipment
Beginning balance	165,621		159,196
Additions	4,494		3,829
Deductions	9,501		3,479
Reclassifications/Translations	10,492		6,075
Ending balance	171,106		165,621
Transmission installation and equipment | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(94,532)		(87,991)
Additions	12,087		11,554
Deductions	(9,362)		(3,227)
Reclassifications/Translations	78		(1,786)
Ending balance	(97,335)		(94,532)
Satellite, earth station and equipment | Gross or Cost
Property and equipment
Beginning balance	10,528		10,423
Additions	155		359
Deductions	5		15
Reclassifications/Translations	126		(239)
Ending balance	10,804		10,528
Satellite, earth station and equipment | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(5,199)		(4,412)
Additions	830		743
Deductions	(5)		(16)
Reclassifications/Translations	17		60
Ending balance	(6,041)		(5,199)
Cable network | Gross or Cost
Property and equipment
Beginning balance	67,559		60,796
Additions	7,807		8,722
Deductions	9		33
Reclassifications/Translations	(662)		(1,926)
Ending balance	74,695		67,559
Cable network | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(18,735)		(15,978)
Additions	4,388		4,210
Deductions	(9)		(11)
Reclassifications/Translations	(604)		(1,442)
Ending balance	(22,510)		(18,735)
Power supply | Gross or Cost
Property and equipment
Beginning balance	22,035		20,988
Additions	433		303
Deductions	719		390
Reclassifications/Translations	1,527		1,134
Ending balance	23,276		22,035
Power supply | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(15,874)		(14,757)
Additions	1,699		1,546
Deductions	(712)		(383)
Reclassifications/Translations	29		(46)
Ending balance	(16,890)		(15,874)
Data processing equipment | Gross or Cost
Property and equipment
Beginning balance	19,258		17,663
Additions	877		250
Deductions	390		314
Reclassifications/Translations	1,209		1,659
Ending balance	20,954		19,258
Data processing equipment | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(14,130)		(12,780)
Additions	(1,806)		1,708
Deductions	(388)		(301)
Reclassifications/Translations	(58)		(57)
Ending balance	(15,490)		(14,130)
Other telecommunication peripherals | Gross or Cost
Property and equipment
Beginning balance	9,121		7,513
Additions	1,261		1,646
Reclassifications/Translations	20		(38)
Ending balance	10,402		9,121
Other telecommunication peripherals | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(4,330)		(2,885)
Additions	1,717		1,492
Reclassifications/Translations	20		(47)
Ending balance	(6,067)		(4,330)
Office equipment | Gross or Cost
Property and equipment
Beginning balance	2,352		2,125
Additions	157		205
Deductions	85		57
Reclassifications/Translations	201		79
Ending balance	2,625		2,352
Office equipment | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(1,866)		(1,574)
Additions	261		357
Deductions	(79)		(57)
Reclassifications/Translations	25		(8)
Ending balance	(2,073)		(1,866)
Vehicles | Gross or Cost
Property and equipment
Beginning balance	537		551
Additions	100		34
Deductions	165		43
Reclassifications/Translations	133		(5)
Ending balance	605		537
Vehicles | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(270)		(229)
Additions	38		71
Deductions	(135)		(26)
Reclassifications/Translations	69		(4)
Ending balance	(242)		(270)
Others | Gross or Cost
Property and equipment
Beginning balance	47		68
Additions	2		6
Deductions	3
Reclassifications/Translations	5		(27)
Ending balance	51		47
Others | Accumulated depreciation and impairment losses
Property and equipment
Beginning balance	(40)		(47)
Additions	3		4
Deductions	(2)
Reclassifications/Translations	3		(11)
Ending balance	(44)		(40)
Property under construction | Gross or Cost
Property and equipment
Beginning balance	2,950		2,524
Additions	16,936		13,613
Deductions			29
Reclassifications/Translations	(15,288)		(13,158)
Ending balance	Rp 4,598		Rp 2,950